RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Receivables, Current	$ 7,324	$ 3,488
Related Party Receivables, Non-Current	$ 481	1,056
Depsitos Portuarios Lirqun SA [Member]
ID No	96.871.870-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 2
Orizon SA [Member]
ID No	96.929.960-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 1	0
Va Limpia SPA [Member]
ID No	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 9	0
Air BP Copec [Member]
ID No	96.942.120-8
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 19	0
Current receivables [Member]
Related Party Receivables, Current	$ 7,324	3,488
Current receivables [Member] | Forestal Mininco S.A [Member]
ID No	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 14	25
Current receivables [Member] | Eka Chile S.A [Member]
ID No	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 2,362	2,027
Current receivables [Member] | Forestal del Sur S.A [Member]
ID No	79.825.060-4
Nature of Relationship	Associate of a subsidiary's minority shareholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 3,740	4
Current receivables [Member] | Unilin Arauco Pisos Ltda. [Member]
ID No	-
Nature of Relationship	Joint Venture
Country	Brazil
Currency	Brazilian Real
Maturity	30 days
Related Party Receivables, Current	$ 83	171
Current receivables [Member] | Colbun S.A. [Member]
ID No	96.505.760-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 52	136
Current receivables [Member] | CMPC Celulosa S.A. [Member]
ID No	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 1	0
Current receivables [Member] | Fundación Acerca Redes [Member]
ID No	65.097.218-K
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Receivables, Current	$ 221	726
Current receivables [Member] | Compañía Puerto de Coronel S.A. [Member]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an Associate
Country	Chile
Currency	U.F.
Maturity	30 days
Related Party Receivables, Current	$ 481	399
Current receivables [Member] | Sonae Arauco Portugal SA [Member]
ID No	-
Nature of Relationship	Subsidiary of a Joint Venture
Country	Portugal
Currency	U.S. Dollar
Maturity	30 days
Related Party Receivables, Current	$ 370
Non current receivables one [Member] | Compañía Puerto de Coronel S.A. [Member]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an Associate
Country	Chile
Currency	U.F.
Maturity	-
Related Party Receivables, Non-Current	$ 0	528
Non current receivables two [Member] | Compañía Puerto de Coronel S.A. [Member]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an Associate
Country	Chile
Currency	U.F.
Maturity	Jan-20
Related Party Receivables, Non-Current	$ 481	528
Current payables [Member]
Related Party Payables, Current	$ 10,229	11,208
Current payables [Member] | Abastible S.A. [Member]
ID No	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 601	545
Current payables [Member] | Fundación Educacional Arauco [Member]
ID No	71.625.000-8
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 616	54
Current payables [Member] | Compañía Puerto de Coronel S.A. [Member]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 772	0
Current payables [Member] | Compania de Petroleos de Chile S.A [Member]
ID No	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 7,019	8,837
Current payables [Member] | Portaluppi, Guzman y Bezanilla Abogados [Member]
ID No	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	146
Current payables [Member] | Puerto Lirquen S.A. [Member]
ID No	96.959.030-1
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 1,003	1,354
Current payables [Member] | Adm. de ventas al detalle Arco Prime Ltda [Member]
ID No	77.215.640-5
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 1	14
Current payables [Member] | Empresa Distrib. Papeles y Cartones S.A [Member]
ID No	88.566.900-k
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 8	0
Current payables [Member] | Red to Green S.A. (Ex-Sigma Servicios Informáticos S.A.) [Member]
ID No	86.370.800-1
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 14	1
Current payables [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
ID No	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 123	137
Current payables [Member] | Servicios corporativos sercor s.a. [Member]
ID No	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 11	29
Current payables [Member] | Adm.Estaciones de Servicio Serco Ltda. [Member]
ID No	79.689.550-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 1	1
Current payables [Member] | Elemental S.A. [Member]
ID No	76.659.730-0
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 1	4
Current payables [Member] | Woodtech S.A. [Member]
ID No	76.724.000-7
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 28	$ 86